Revenue Recognition	3 Months Ended
Mar. 31, 2020
Revenue Recognition [Abstract]
REVENUE RECOGNITION
4.	REVENUE RECOGNITION

Disaggregation of Revenues

The following table disaggregates revenue by source:

	Three Months Ended March 31, 2020	Three Months Ended March 31, 2019
Sales at company owned stores	$31,036,819	$12,405,923

E-commerce sales	1,944,687	681,299
Total Revenues	$32,981,506	$13,087,222

Contract Balances

Depending on when the timing of when a customer takes possession of product and when a customer make payments for such product, the Company recognizes a customer trade receivable (asset) or a customer deposit (liability). The difference between the opening and closing balances of the Company's customer trade receivables and the customer deposit liability results from timing differences between the Company's performance and the customer's payment.

Contract Balances

Depending on the timing of when a customer takes possession of product and when a customer make payments for such product, the Company recognizes a customer trade receivable (asset) or a customer deposit (liability). The difference between the opening and closing balances of the Company's customer trade receivables and the customer deposit liability results from timing differences between the Company's performance and the customer's payment.

The opening and closing balances of the Company's customer trade receivables and customer deposit liability are as follows:

	Receivables	Customer Deposit Liability
Opening balance, 1/1/2020	$4,455,209	$2,503,785
Closing balance, 3/31/2020	4,575,300	3,554,469
Increase (decrease)	$120,091	$1,050,684

Opening balance, 1/1/2019	$862,397	$516,038
Closing balance, 3/31/2019	1,077,706	697,582
Increase (decrease)	$215,309	$181,544